SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Customers	$ 1,383	$ 857
Expected credit losses	(10)
Trade Receivables, net	$ 1,373	$ 857